Inventories (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Inventories [Abstract]
Goods for resale	R$ 1,835,018	R$ 1,885,941
(-) Allowance for inventory losses	(54,771)	(17,737)
Total	R$ 1,780,247	R$ 1,868,204